SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION [Abstract]
Schedule of External Customer Revenues by Geographic Area
	Year ended December 31,
	2014		2013		2012
	Total	Property and	Total	Property and	Total	Property and
	Revenues	Equipment, net	revenues	Equipment, net	revenues	Equipment, net
	$	$	$	$	$	$
East European country (*)	3,901		7,455	-	8,637	-
United States	126	16	199	17	217	17
Israel	50	600	232	159	86	76
Africa	24,083	-	903	-	-	-
South America	1,479	-	33	-	-	-
Other	64	-	-	-	-	-

	29,703	616	8,822	176	8,940	93

-	Revenues were attributed to countries based on the customer's location.

-	Property and equipment were classified based on geographic areas in which such property and equipment items are held.
(*)	Due to the demand of the customer, the name of the specific country cannot be disclosed.

Schedule of Revenues by External Customers by Products and Services
	Year ended December 31,
	2014	2013	2012
	$	$	$

Raw materials and equipment	4,982	5,392	3,856
Maintenance, royalties and project management	24,721	3,430	5,084

	29,703	8,822	8,940

Schedule of Major Customers, Precent of Total Sales
	Year ended December 31,
	2014	2013	2012

Customer A	42%	-	-
Customer B	19%	-	-
Customer C	18%	-	-
Customer D	13%	73%	64%